INCOME TAX - PRC Tax Administration and Collection Law (Details)	12 Months Ended
Dec. 31, 2025 CNY (¥)
INCOME TAX
Period of statute of limitations, if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent	3 years
Period of statute of limitations, if the underpayment is more than RMB 100,000	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	¥ 100,000
Period of statute of limitations for transfer pricing issues	10 years
Income tax examination, description	According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s subsidiaries in mainland China, the VIE and VIE’s subsidiaries for the years from 2021 to 2025 are open to examination by the PRC tax authorities.